OPTIONS AND WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Mar. 31, 2021
STOCKHOLDERS DEFICIT
Common stock shares purchase	2,917,000	900,000,000	900,000,000
Exercise price	45.00%
Fair value of the warrant liability	$ 90,000